Share Capital - Option Transaction (Details)	9 Months Ended
Sep. 30, 2025 Equityinstruments $ / shares
Number of options
Balance at beginning of period (in shares) | Equityinstruments	10,647,246
Options granted (in shares) | Equityinstruments	2,806,452
Options exercised (in shares) | Equityinstruments	(450,000)
Options expired (in shares) | Equityinstruments	(525,000)
Balance at end of period (in shares) | Equityinstruments	12,478,698
Weighted average exercise price
Balance at beginning of period (in USD per share) | $ / shares	$ 2.8
Options granted (in USD per share) | $ / shares	1.54
Options exercised (in USD per share) | $ / shares	1.06
Options expired (in USD per share) | $ / shares	5.83
Balance at end of period (in USD per share) | $ / shares	$ 2.46